Other long-term liabilities (Tables)	12 Months Ended
Mar. 31, 2014
Other Noncurrent Liabilities

Other long-term liabilities as of March 31, 2013 and 2014 consist of the following:

	Yen in millions
	March 31
	2013	2014
Deferred tax liabilities	¥14,715	¥17,138
Unrecognized tax benefits, accrued interest and penalty*	2,173	2,321
Other	4,329	5,785

	¥21,217	¥25,244

* Note:	“Unrecognized tax benefits, accrued interest and penalty” information is described in Note 16 “Income taxes”